Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 13,649	$ 13,487
Short-term investments	951	771
Accounts receivable	4,954	4,993
Other financial assets	214	329
Inventories	4,701	4,061
Recoverable taxes	668	509
Others	266	253
Total current assets	25,403	24,403
Non-current assets
Judicial deposits	1,326	1,268
Other financial assets	1,430	1,784
Recoverable taxes	1,440	1,091
Deferred income taxes	9,338	10,335
Others	701	651
Total non-current assets excluding investments, intangible assets and property, plant and equipment	14,235	15,129
Investments in associates and joint ventures	2,197	2,031
Intangibles	10,997	9,296
Property, plant and equipment	43,884	41,148
Total non current assets	71,313	67,604
Total assets	96,716	92,007
Current liabilities
Suppliers and contractors	3,777	3,367
Loans, borrowings and leases	992	1,136
Other financial liabilities	1,547	1,906
Taxes payable	1,678	952
Settlement program ("REFIS")	356	340
Liabilities related to associates and joint ventures	1,467	876
Provisions	1,156	1,826
Liabilities related to Brumadinho	2,223	1,910
De-characterization of dams	454	381
Dividends payable	27	1,220
Others	658	680
Total current liabilities	14,335	14,594
Non-current liabilities
Loans, borrowings and leases	12,870	13,891
Participative stockholders' debentures	4,687	3,413
Other financial liabilities	3,027	4,564
Settlement program ("REFIS")	2,336	2,404
Deferred income taxes	1,985	1,770
Provisions	8,003	8,434
Liabilities related to Brumadinho	2,268	2,665
De-characterization of dams	1,701	1,908
Liabilities related to associates and joint ventures	1,024	1,198
Streaming transactions	1,961	2,005
Others	160	340
Total non current liabilities	40,022	42,592
Total liabilities	54,357	57,186
Stockholders' equity
Equity attributable to Vale's stockholders	41,661	35,744
Equity attributable to non-controlling interests	698	(923)
Total stockholders' equity	42,359	34,821
Total liabilities and stockholders' equity	$ 96,716	$ 92,007